PROPERTY, EQUIPMENT AND SOFTWARE, NET (Details) - CNY (¥) ¥ in Thousands	Sep. 30, 2022	Jun. 30, 2022	Dec. 31, 2021
Total cost	¥ 794,611	¥ 752,042	¥ 515,382
Less: accumulated depreciation	(243,717)	(205,936)	(146,256)
Total property, equipment and software, net	550,894	546,106	369,126
Electronic equipment
Total cost	675,696	642,042	429,683
Leasehold improvement
Total cost	94,034	86,129	65,885
Furniture and fixtures
Total cost	16,922	15,912	12,784
Motor vehicles
Total cost	3,904	3,904	3,904
Software
Total cost	¥ 4,055	¥ 4,055	¥ 3,126